Other taxes payable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other taxes payable
12	Other taxes payable

Accounting policy The Company is subject to taxes, contributions and municipal, state and federal duties, in its respective jurisdictions.

	December 31, 2019	December 31, 2018
Tax amnesty and refinancing program—REFIS	213,360	216,984
ICMS – State VAT	161,254	96,793
COFINS – Revenue tax	84,953	47,017
PIS – Revenue tax	19,426	7,654
INSS – Social security	10,513	7,337
ISS – Service tax	6,753	4,666
IOF – Financial tax	309	1,318
Other	21,553	18,417

	518,121	400,186

Current	363,051	245,587

Non-current	155,070	154,599

The amounts due on
non-current
liabilities present the following maturity schedule:

	December 31, 2019	December 31, 2018
13 to 24 months	5,654	14,658
25 to 36 months	4,936	11,532
37 to 48 months	4,486	11,214
49 to 60 months	3,225	11,214
61 to 72 months	136,558	11,175
73 to 84 months	48	8,301
85 to 96 months	48	8,301
Thereafter	115	78,204

	155,070	154,599